EQ ADVISORS TRUST

SUPPLEMENT DATED OCTOBER 1, 2007 TO THE SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2007-MARKETPLUS PORTFOLIOS AS SUPPLEMENTED

This Supplement updates the above-referenced Supplement to the Prospectus relating to the MarketPLUS International Core Portfolio and MarketPLUS Large Cap Growth Portfolio (“Portfolios”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the Prospectus as supplemented, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus, as supplemented and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding changes in the underlying ETFs for the Portfolios.

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Effective October 1, 2007, AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust, will add the iShares MSCI Australia Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI South Africa Fund, iShares MSCI South Korea Fund, iShares MSCI Spain Index Fund, iShares MSCI Taiwan Fund, iShares MSCI United Kingdom Index Fund and iShares S&P/TOPIX 150 Index Fund to the list of Underlying ETFs in which the MarketPLUS International Core Portfolio may invest.

The following Underlying ETFs are added to the list of the Underlying ETFs in which the MarketPLUS International Core Portfolio may invest:

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Australia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Australian Market

iShares MSCI France Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the French Market

iShares MSCI Germany Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the German Market

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI South Africa Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South African equity market, as measured by the MSCI South Africa Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the South African Market

iShares MSCI South Korea Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the South Korean Market

iShares MSCI Spain Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Spanish Market

iShares MSCI Taiwan Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Taiwanese Market

iShares MSCI United Kingdom Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the British Market

iShares S&P/TOPIX 150 Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the Standard & Poor’s/Tokyo Stock Price 150 Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Japanese Market • Geographic Risk

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Effective October 1, 2007, AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust, will add the iShares Morningstar Large Growth Index Fund and the iShares Morningstar Large Value Index Fund to the list of Underlying ETFs in which the MarketPLUS Large Cap Growth Portfolio may invest.

The following Underlying ETFs are added to the list of the Underlying ETFs in which the MarketPLUS Large Cap Growth Portfolio may invest:

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Morningstar Large Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index.	The fund uses a representative sampling strategy in seeking to track the index.	• Focused Portofolio Risk • Growth Investing Risk

iShares Morningstar Large Value Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Value Index.	The fund uses a representative sampling strategy in seeking to track the index.	• Focused Portfolio Risk • Value Investing Risk